Leases (Details 1) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Leases
Reminder of fiscal 2023	$ 35,418
Fiscal 2024	17,534
Total Future minimum lease payments	52,952
Less: Imputed interest	(1,856)
Total	$ 5,109,600	$ 4,838,300